Income Tax Expense - Summary of Income Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IRES (state tax) [member]
Disclosure of effective income tax rate [line items]
Applicable tax rate	24.00%	24.00%	24.00%
IRAP (regional tax) [member]
Disclosure of effective income tax rate [line items]
Applicable tax rate	4.82%	4.82%	4.82%